Equity - Dividends paid (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Dividends paid	$ 15,565,064	$ 5,570,876	$ 13,356,947
Ecopetrol S.A.
Equity
Dividends paid	12,802,893	2,747,231	11,622,778
Interconexion Electrica S.A. ESP
Equity
Dividends paid	1,426,106	1,506,799	572,260
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	852,318	809,302	752,530
Oleoducto de los Llanos Orientales S. A. - ODL
Equity
Dividends paid	201,511	171,290	138,939
Invercolsa S.A.
Equity
Dividends paid	213,457	254,464	179,202
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	$ 68,779	$ 81,790	$ 91,238